AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Exchange-Traded Funds**
iShares 0-5 Year High Yield Corporate Bond ETF	183,117	$8,047,992
iShares 20+ Year Treasury Bond ETF(a)	12,910	2,107,687
iShares Core MSCI EAFE ETF	129,487	7,805,476
iShares Core S&P 500 ETF(a)	109,330	36,741,440
iShares Core S&P Small-Cap ETF, Class E	109,745	7,707,391
iShares Global Tech ETF	27,879	7,350,856
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	197,078	26,548,377
iShares MSCI EAFE Growth ETF	191,050	17,171,574
iShares MSCI USA Min Vol Factor ETF	65,470	4,172,403
iShares MSCI USA Value Factor ETF	110,536	8,155,346
iShares Short Maturity Bond ETF	84,479	4,233,243
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	220,503	12,107,820
iShares Trust iShares ESG Aware MSCI USA ETF	313,476	23,890,006
iShares U.S. Financial Services ETF	28,714	3,503,682
iShares U.S. Medical Devices ETF(a)	22,481	6,735,757
iShares U.S. Treasury Bond ETF	793,244	22,171,170
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	314,960	11,215,726

Total Long-Term Investments (cost $190,190,458)		209,665,946
Short-Term Investments — 27.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	611,359	611,359
PGIM Institutional Money Market Fund (cost $58,016,558; includes $58,007,129 of cash collateral for securities on loan)(b)(w)	58,028,164	58,016,558

Total Short-Term Investments (cost $58,627,917)		58,627,917

TOTAL INVESTMENTS—127.6% (cost $248,818,375)		268,293,863

Liabilities in excess of other assets — (27.6)%		(58,112,726)

Net Assets — 100.0%		$210,181,137

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,092,381; cash collateral of $58,007,129 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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